Employee Benefit Plans (Components of Net Periodic Pension Cost) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
JVB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost on projected benefit obligation		$ 450	$ 426	$ 395
Expected return on plan assets		(592)	(518)	(561)
Net (amortization) accretion				(1)
Recognized net actuarial loss		242	40	203
Net periodic benefit cost		100	(52)	36
Net loss (gain)		(52)	2,441	(1,782)
Amortization of net loss		(242)	(40)	(203)
Net (amortization) accretion				1
Total recognized in other comprehensive loss (income)		(294)	2,401	(1,984)
Total recognized in net periodic benefit cost and other comprehensive loss (income)		(194)	$ 2,349	$ (1,948)
FNB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost during the year	$ 3	3
Interest cost on projected benefit obligation	$ 18	18
Expected return on plan assets		(23)
Net periodic benefit cost		(2)
Total recognized in net periodic benefit cost and other comprehensive loss (income)		$ (2)